CONDENSED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 150,829	$ 134,551
Investment in debt and equity securities	4,146	3,736
Trade accounts receivable	11,571	36,821
Inventories	13,788	17,386
Prepaid expenses and accrued income	18,700	17,057
Investment in sales-type leases, current portion	0	35,135
Financial instruments at fair value, current portion	0	121
Total current assets	259,218	316,018
Vessels, rigs and equipment, net	3,122,633	3,552,298
Capital improvements in progress and newbuildings	181,074	162,254
Investment in associated companies	15,832	16,382
Loans and long-term receivables from related parties including associates	45,000	45,000
Financial instruments at fair value, long-term portion	14,092	15,523
Other long-term assets	294	294
Total assets	3,638,143	4,107,769
Current liabilities
Short-term debt and current portion of long-term debt	605,943	689,045
Trade accounts payable	7,348	34,305
Accrued expenses	51,894	51,429
Financial instruments at fair value, current portion	0	14,884
Total current liabilities	710,325	827,857
Long-term liabilities
Long-term debt	1,960,533	2,150,417
Financial instruments at fair value, long-term portion	6,146	103
Other long-term liabilities	277	970
Total liabilities	2,677,281	2,979,347
Stockholders’ equity
Share capital	1,469	1,468
Additional paid-in capital	717,969	716,233
Treasury stock	(20,199)	(10,174)
Contributed surplus	292,574	417,684
Accumulated other comprehensive income	(4,520)	3,211
Retained earnings	(26,431)	0
Total stockholders' equity	960,862	1,128,422
Total liabilities and stockholders' equity	3,638,143	4,107,769
Related Party
Current assets
Other receivables, current	6,941	5,201
Loans and long-term receivables from related parties including associates	45,000	45,000
Current liabilities
Other current liabilities	1,303	1,296
Nonrelated Party
Current assets
Other receivables, current	53,243	66,010
Current liabilities
Other current liabilities	$ 43,837	$ 36,898